Capital Stock and Reserves - Summary of share purchase warrant, RSU and stock option transactions (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Stock options
Share-based payments
Outstanding at beginning of period (in shares)	7,018,770	4,899,918
Issued/granted (in shares)	1,178,908	3,175,093
Exercised (in shares)	(1,179,617)	(539,947)
Cancelled (in shares)	(216,134)	(516,294)
Outstanding at end of period (in shares)	6,801,927	7,018,770
Exercisable at end of period (in shares)	4,028,917
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 9.28	$ 10.34
Issued/granted (in dollars per share) | $ / shares	16.01	7.24
Exercised (in dollars per share) | $ / shares	8.17	5.34
Cancelled (in dollars per share) | $ / shares	8.79	10.91
Outstanding at end of period (in dollars per share) | $ / shares	10.66	$ 9.28
Exercisable at end of period (in dollars per share) | $ / shares	$ 11.17
RSUs
Share-based payments
Outstanding at beginning of period (in shares)	1,011,124	1,845,339
Issued/granted (in shares)	386,600	533,852
Exercised (in shares)	(583,860)	(1,205,085)
Cancelled (in shares)	(75,693)	(162,982)
Outstanding at end of period (in shares)	738,171	1,011,124
PSUs
Share-based payments
Outstanding at beginning of period (in shares)	901,600	770,000
Issued/granted (in shares)	1,200,000	147,000
Exercised (in shares)	(385,004)
Cancelled (in shares)	(5,200)	(15,400)
Outstanding at end of period (in shares)	1,711,396	901,600
DSUs
Share-based payments
Outstanding at beginning of period (in shares)	250,237	86,257
Issued/granted (in shares)	67,590	163,980
Outstanding at end of period (in shares)	317,827	250,237